Fixed Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Land	$ 392	$ 384
Buildings and improvements	5,180	5,030
Machinery, tools and equipment	12,471	11,717
Other, including assets under construction	1,426	1,363
Fixed assets	19,469	18,494
Accumulated depreciation	10,311	9,762
Fixed assets, net	9,158	8,732
Property Plant And Equipment [Line Items]
Depreciation	$ 1,105	$ 1,068	$ 1,043
Land Buildings And Improvements [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Land Buildings And Improvements [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	12 years
Machinery And Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Machinery And Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years